Income Taxes (Details) - Schedule of company’s statutory income tax rate to the company’s effective income tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of company’s statutory income tax rate to the company’s effective income tax rate [Abstract]
Income at US Statutory Rate	21.00%	21.00%
State taxes, net of Federal benefit	8.00%	6.00%
Permanent differences	0.00%	(1.00%)
Change in fair value of warrants	2.00%
Transaction costs	5.00%
Stock-based compensation	(1.00%)
Tax credits	4.00%	4.00%
Change in valuation allowance	(39.00%)	(30.00%)
Total	0.00%	0.00%